Operating Leases - Narrative (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended		24 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Cargo Ships ship	Dec. 31, 2013 Cargo Ships charter ship	Dec. 31, 2011 Cargo Ships ship	Dec. 31, 2012 Cargo Ships ship	Dec. 31, 2013 Refrigerated Cargo Ship ship	Dec. 31, 2013 Refrigerated Cargo Ship 2007 Sale Leaseback ship	Dec. 31, 2013 Containerized Cargo Ship ship	Dec. 31, 2013 Containers container	Dec. 31, 2012 Containers	Dec. 31, 2011 Containers	Dec. 31, 2013 Generator sets and chassis Minimum generator_set_and_chassis	Dec. 31, 2013 Generator sets and chassis Maximum generator_set_and_chassis	Dec. 31, 2013 Containers And Other Transportation Equipment [Member] Minimum	Dec. 31, 2013 Containers And Other Transportation Equipment [Member] Maximum	Dec. 31, 2013 Mid-2014 Cargo Ships ship	Dec. 31, 2013 Mid-2014 Refrigerated Cargo Ship ship	Dec. 31, 2013 Mid-2014 Containerized Cargo Ship ship	Dec. 31, 2013 Late-2014 ship	Dec. 31, 2013 Late-2016 ship
Operating Leased Assets
Operating leases, renewal option, number of ships																		11	8	3
Renewal option, extension period					5 years
Operating leases, no renewal option, number of ships					5			3		2											3	2
Sale leaseback transaction, number of units									11
Number of ships subleased and taken out of the Company's shipping configuration				3		2	5
Number of cargo ship leases not renewed for 2013					8
Acceleration of losses on ship sublease arrangements, net of sublease income				$ 6,000,000		$ 4,000,000
Sale-leaseback gain amortization	13,914,000	14,349,000	14,131,000	2,000,000
Number of units subject to operating lease											14,000			3,000	4,000
Lease term																5 years	8 years
Guaranteed residual value of a portion of the leased containers											$ 18,000,000	$ 16,000,000	$ 21,000,000